Offerings - Offering: 1	Oct. 21, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value
Amount Registered | shares	4,685,588
Proposed Maximum Offering Price per Unit	2.40
Maximum Aggregate Offering Price	$ 11,245,411.20
Fee Rate	0.0087%
Amount of Registration Fee	$ 978.35
Offering Note	Pursuant to Rule 416, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. Based on the average of the high and low prices reported on October 20, 2026.